Subsequent Events	6 Months Ended
Sep. 30, 2024
Disclosure of non-adjusting events after reporting period [Abstract]
Subsequent Events [Text Block]

27. Subsequent Events

Subsequent to the period ended September 30, 2024, the Company issued 3,600 common shares under the RSU plan upon the exercise of restricted share units.

On October 3, 2024, the Company entered into an equity distribution agreement ("October 2024 Equity Distribution Agreement"). Under the October 2024 Equity Distribution Agreement, the Company may, from time to time, sell up to $200 million of common shares in the capital of the Company (the "October 2024 ATM Equity Program").

Subsequent to the period ended September 30, 2024, the Company issued 10,315,735 October 2024 ATM Shares pursuant to the October 2024 ATM Equity Program for gross proceeds of C$58.6 million ($42.3 million).  The October 2024 ATM shares were sold at prevailing market prices, for an average price per October 2024 ATM Share of C$5.68. Pursuant to the October 2024 Equity Distribution Agreement, a cash commission of $1.1 million on the aggregate gross proceeds raised was paid to the agent in connection with its services under the October 2024 Equity Distribution Agreement.

Subsequent to the period ended September 30, 2024, the Company granted 2,442,000 RSU to certain employees, officers, directors and eligible consultants of the Company with a fair value of C$5.06 per share that vest over two years.